Taxation (Tables)	12 Months Ended
Mar. 31, 2022
Taxes Payable [Abstract]
Schedule of Composition of Income Tax Benefits
Composition of income tax benefits/(expenses)

	For the year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB
Current income tax expense	(2,119)	(9,825)	(1,450)
Deferred income tax benefit	2,709	4,644	15,962

	590	(5,181)	14,512

Schedule of Components of Loss Before Tax
The components of loss before tax are as follows:

	For the year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB
Loss before tax
Loss from PRC entities	(310,312)	(61,292)	(138,698)
Loss from Cayman Islands and Hong Kong entities	(1,913,916)	(261,498)	(518,188)

Total loss before tax	(2,224,228)	(322,790)	(656,886)

	For the year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB
Income tax benefit/(expense)
Current income tax expense	(2,119)	(9,825)	(1,450)
Deferred tax benefit	2,709	4,644	15,962

Total income tax benefit/(expense)	590	(5,181)	14,512

Schedule of Reconciliation of the Differences Between Statutory Tax Rate and the Effective Tax Rate
Reconciliation of the differences between statutory tax rate and the effective tax rate
Reconciliation of the differences between the PRC statutory tax rate of
25
% and the Group’s effective tax rate is as follows:

	For the year ended March 31,
	2020		2021		2022
PRC Statutory tax rate	25%		25%		25%
Difference in EIT rates of certain subsidiaries	(23%	)	(21%	)	(29%	)
Permanent book – tax difference	(1%	)	(2%	)	(8%	)
Additional deduction for research and development expenditures	1%		3%		1%
Changes in valuation allowance	(2%	)	(6%	)	13%

Effective tax rate	0%		(1%	)	2%

Schedule of Significant Components of Deferred Tax Assets and Liabilities
(c)	Deferred tax assets and liabilities
Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. Significant components of the Group’s deferred tax assets are as follows:

	As of March 31,
	2021	2022
	RMB	RMB
Deferred tax assets:
- Tax losses carried forward	351,618	282,984
- Carryforwards of un-deducted advertising expenses	175,148	167,812
- Accruals and other liabilities	5,167	5,773
- Provision for doubtful accounts	7,407	7,879
- Impairment of available-for-sale investments	1,633	1,255
Less: valuation allowance	(540,973)	(465,703)

Net deferred tax assets	—	—

Deferred tax liabilities:
- Recognition of intangible assets arisen from business combination and unrealized holding gain	3,212	12,112
- Recognition of acquired broadcasting license	14,314	—

Net deferred tax liabilities	17,526	12,112

Schedule of Operating Loss Carry Forward
As of March 31, 2022, net operating loss carry forwards from PRC entities will expire as follows:

At December 31,	RMB
2022	90,482
2023	34,546
2024	239,847
2025	531,038
2026	195,502
Thereafter	605,057

1,696,472

Schedule of Movement of Valuation Allowance
Movement of valuation allowance

	For the year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of the period	860,698	752,907	540,973
Addition	21,180	16,934	19,865
Written off for expiration of net operating losses	(125,803)	(225,742)	(2,380)
Utilization of previously unrecognized tax loss and un-deductible advertising expenses	(3,168)	(3,126)	(92,755)

Balance at end of the period	752,907	540,973	465,703